UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2004

Check here if Amendment [  ];  Amendment Number:1

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		July 29, 2004

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		42
Form 13F Information Table Value Total:		$542,892
List of Other Managers:

No.  13F File Number	Name

      None




                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE
SHARED     NONE
Abercrombie & Fitch   COM      002896207       $17,493      451445 SH          SOLE      None      238895
0      212550
Affiliated Computer   COM      008190100       $17,362      327953 SH          SOLE      None
171668         0     156285
Agilent Technologie   COM      00846U101        $8,862      302655 SH          SOLE      None
162865         0     139790
American Power Conv   COM      029066107       $12,392      630635 SH          SOLE      None
362600         0     268035
CDW Corp              COM      12512N105       $15,854      248652 SH          SOLE      None
127202        0     121450
Cabot Corporation     COM      127055101       $21,034      516796 SH          SOLE      None
274201        0     242595
Calpine Corp.         COM      131347106        $5,576     1290694 SH          SOLE      None
753629        0     537065
Cooper Cameron        COM      216640102       $13,990      287270 SH          SOLE      None
155805        0     131465
East West Bancorp I   COM      27579R104       $15,179      494415 SH          SOLE      None
264865        0     229550
Endo Pharmaceutical   COM      29264F205        $8,479      361560 SH          SOLE      None
193830        0     167730
Express Scripts Inc   COM      302102100       $18,034      227611 SH          SOLE      None
124341        0     103270
Family Dollar Store   COM      307000109       $15,084      495845 SH          SOLE      None
266755        0     229090
Flextronics Interna   COM      Y2573F102       $20,378     1277616 SH          SOLE      None
665341        0     612275
Fossil Incorporated   COM      349882100       $14,993      550196 SH          SOLE      None
296090        0     254106
Foundry Networks In   COM      35063R100       $16,121     1145805 SH          SOLE      None
612305        0     533500
HCC Insurance Holdi   COM      404132102       $15,922      476572 SH          SOLE      None
243787        0     232785
Health Management A   COM      421933102       $16,054      716080 SH          SOLE      None
368205        0     347875
Investors Financial   COM      461915100       $12,773      293085 SH          SOLE      None
161280        0     131805
Jabil Circuit Inc     COM      466313103        $8,164      324235 SH          SOLE      None
159885        0     164350
Kellwood Co           COM      488044108       $15,493      355755 SH          SOLE      None
182995        0     172760
L-3 Communications    COM      502424104       $12,243      183285 SH          SOLE      None
97630        0      85655
Leapfrog Enterprise   COM      52186N106       $12,152      610940 SH          SOLE      None
328875        0     282065
Modine Manufacturin   COM      607828100        $8,953      281090 SH          SOLE      None
150230        0     130860
National Oilwell In   COM      637071101       $18,555      589225 SH          SOLE      None
330915        0     258310
Nationwide Financia   COM      638612101       $14,241      378650 SH          SOLE      None
201655        0     176995
New York Community    COM      649445103       $11,056      563233 SH          SOLE      None
300703        0     262530
Noble Corporation     COM      G65422100       $14,388      379725 SH          SOLE      None
202530        0     177195
O'Reilly Automotive   COM      686091109       $13,744      304075 SH          SOLE      None
165670        0     138405
Pharmaceutical Prod   COM      717124101       $16,347      514535 SH          SOLE      None
265780        0     248755
Ross Stores Inc       COM      778296103        $8,059      301165 SH          SOLE      None
160425        0     140740
Sales Online Direct   COM      794661108            $4       10000 SH          SOLE      None
10000        0          0
Steris Corporation    COM      859152100       $10,003      443375 SH          SOLE      None
233965        0     209410
Supergen Inc          COM      868059106          $881      136600 SH          SOLE      None
136600        0          0
Talbots Inc           COM      874161102       $14,166      361850 SH          SOLE      None
194890        0     166960
Tech Data Corporati   COM      878237106       $13,381      341966 SH          SOLE      None
184981        0     156985
Tetra Tech Inc        COM      88162G103        $8,386      513855 SH          SOLE      None
271295        0     242560
The Timberland Comp   COM      887100105       $13,095      202740 SH          SOLE      None
99790        0     102950
Varian Inc.           COM      922206107       $11,373      269825 SH          SOLE      None
142945        0     126880
Veritas Software Co   COM      923436109        $6,607      237760 SH          SOLE      None
98790        0     138970
Vishay Intertechnol   COM      928298108       $14,093      758480 SH          SOLE      None
393780        0     364700
Wellpoint Health Ne   COM      94973H108       $15,643      139660 SH          SOLE      None
74200        0      65460
XILINX Incorporated   COM      983919101       $16,285      488890 SH          SOLE      None
256325        0     232565
TOTAL PORTFOLIO                               $542,892    18785799 SHS
10088518        0    8697281